UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21587

                            Old Mutual Advisor Funds
               (Exact name of registrant as specified in charter)
                                    --------


                       4643 South Ulster Street, Suite 600
                                Denver, CO 80237
               (Address of principal executive offices) (Zip code)

                                David J. Bullock
              4643 South Ulster Street, Suite 600, Denver, CO 80237
                     (Name and address of agent for service)

                                   Copies to:

--------------------------------------------------------------------------------
Jay Baris, Esq.                              Andra Ozols
Kramer Levin Naftalis & Frankel LLP          Old Mutual Capital, Inc
919 Third Avenue                             4643 South Ulster Street, Suite 600
New York, New York 10022                     Denver, CO 80237
(212) 715-9100                               (888) 744-5050
--------------------------------------------------------------------------------

       Registrant's telephone number, including area code: (888)-744-5050

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005

Item 1.    Reports to Stockholders.

[LOGO OMITTED] OLD MUTUAL
               ADVISOR FUNDS



                      ANNUAL REPORT    DECEMBER 31, 2005






Old Mutual Analytic
Defensive Equity Fund

                                                        OLD MUTUAL ADVISOR FUNDS

                                                               TABLE OF CONTENTS

About This Report ....................................................................................................       2

Message to Shareholders ..............................................................................................       3

Management Discussion of Fund Performance

    Old Mutual Analytic Defensive Equity Fund
         Class A (ANAEX), Class C (ANCEX), Class Z (ANDEX),  Institutional Class (ANIEX) .............................       4

Statement of Net Assets ..............................................................................................       6

Statement of Operations ..............................................................................................      12

Statement of Changes in Net Assets ...................................................................................      13

Financial Highlights .................................................................................................      15

Notes to Financial Statements ........................................................................................      16

Report of Independent Registered Public Accounting Firm ..............................................................      21

Notice to Shareholders ...............................................................................................      22

Proxy Voting and Portfolio Holdings ..................................................................................      23

Fund Expenses Example ................................................................................................      24

Activities and Composition of the Board of Trustees and Officers of the Trust ........................................      25

Considerations of the Board in Approving the Investment Advisory Agreement and the Sub-Advisory Agreement ............      27

OLD MUTUAL ADVISOR FUNDS

ABOUT THIS REPORT


HISTORICAL RETURNS

All total returns mentioned in this report account for the change in the Old Mutual Analytic Defensive Equity Fund's (the "Fund") per-share price and the reinvestment of any dividends and capital gain distributions. If your account is set up to receive Fund distributions in cash rather than reinvest them, your actual return may differ from these figures. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call toll-free 1-888-744-5050 or visit www.oldmutualcapital.com for performance results current to the most recent month-end. On December 9, 2005, the Fund acquired substantially all the assets and liabilities of the Analytic Defensive Equity Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"). Analytic Investors, Inc., the Fund's Sub-Adviser, used substantially similar strategies and policies to manage both funds. Performance in this report for periods prior to December 9, 2005 is for the Predecessor Fund.

The since inception returns for periods less than a year have not been annualized. Performance results for short periods of time may not be representative of longer-term results. Performance without loads assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with loads assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, Class Z and Institutional Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to aggregate annual distribution and service fees of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months of purchase. Class Z and Institutional Class shares are only available to eligible shareholders. The returns may reflect fee waivers and/or reimbursements in effect for the period; absent such fee waivers and reimbursements, performance would have been lower.

FUND DATA

This report reflects views, opinions and portfolio holdings as of December 31, 2005, the end of the report period and are subject to change. The information is not a complete analysis of every aspect of any sector, industry or security of the Fund.

Opinions and forecasts regarding industries, companies and/or themes, and Fund composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security or as investment advice. Percentage holdings as of December 31, 2005 are included in the Fund's Statement of Net Assets. There is no assurance that the securities purchased remain in the Fund or that securities sold have not been repurchased.

There are risks associated with mutual fund investing, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other higher-quality bonds.

Call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. There are risks associated with selling short, including the risk that the Fund may have to cover its short position at a higher price than the short price, resulting in a loss. The Fund's loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of the derivatives purchased or sold.

COMPARATIVE INDEX

The comparative index discussed in this report is meant to provide a basis for judging the Fund's performance against a specific security index. The index shown accounts for both changes in security price and reinvestment of dividends and distributions, but does not reflect the cost of managing a mutual fund, including brokerage commissions, taxes or other expenses of investing. The Fund may significantly differ in holdings and composition from the index. Individuals cannot invest directly in an index.

     o The unmanaged Standard & Poor's 500 (S&P 500) Index is a market value-weighted index of large-cap common stocks considered representative of the broad market.

Index returns and statistical data included in this report are provided by Bloomberg and FactSet.

                                                        OLD MUTUAL ADVISOR FUNDS

                                                         MESSAGE TO SHAREHOLDERS

DEAR SHAREHOLDER:


It was a positive year for the Old Mutual Analytic Defensive Equity Fund (formerly the Analytic Defensive Equity Fund, a series of The Advisors' Inner Circle Fund) despite the relatively modest gains achieved in the overall market. The Analytic Defensive Equity Fund outperformed the S&P 500 Index, the Fund's benchmark, for the 12-month period ended December 31, 2005, and the Fund achieved this performance while maintaining a low level of volatility in relation to the broader market. We invite you to review the pages that follow for a complete performance discussion.

As a market overview, stocks stumbled out of the starting gate and struggled to gain momentum throughout 2005. Rising interest rates, skyrocketing oil prices, worrisome federal deficits, two major hurricanes, a flattening yield curve and economic uncertainty were all stiff headwinds for stocks to overcome in their race to the finish. Fortunately, stronger equity performance in the fourth quarter helped most of the major averages cross the finish line into positive territory for the year. Moderating oil prices and an improved outlook regarding the economic toll of Hurricane Katrina were largely responsible for the fall rally in equities. However, as stocks approached year-end, they began to falter amid new worries over weaker holiday retail spending and a yield curve that was nearing inversion--a possible red flag signaling recessionary expectations. When the final results were in, returns for the major averages were generally positive, but the market's overall performance failed to shatter any records. There were pockets of strength, particularly for many oil-related and other energy companies, as well as for commodity-driven stocks. But even these companies could not continue their strong run throughout the year, as they paused to take a breather in the last months of the period.

Despite these uncertain and challenging market conditions, the Old Mutual Analytic Defensive Equity Fund was able to turn in positive absolute and relative performance for the period, as reflected on the pages that follow. On another front, we made noteworthy strides to further our commitment to provide enhanced benefits and service to shareholders.

Over the past year, we have expanded our operations and product offerings with teams of experienced customer service and investment professionals. And we have added the Old Mutual Analytic Defensive Equity Fund to the Old Mutual Advisor Funds lineup to broaden access to key investment choices. Our ultimate goal is to construct a world-class center of performance and service excellence, and although no one can predict future performance, I am confident we are well on our way to achieving that objective.

We thank you for your investment in the Old Mutual Advisor Funds.


Sincerely,

/S/ DAVID J. BULLOCK          [PHOTO OMITTED]

DAVID J. BULLOCK
PRESIDENT
OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

Q.  HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?
A. The Old Mutual Analytic Defensive Equity Fund Class Z shares returned 15.36% for the 12 months ended December 31, 2005, outperforming its benchmark, the S&P 500 Index, which returned 4.91% for the period. Performance for all share classes can be found on the following page.

Q.  WHAT INVESTMENT ENVIRONMENT DID THE FUND FACE DURING THE PAST YEAR?

A. While large capitalization U.S. stocks faced a number of hardships in 2005, record oil prices were certainly near the top of the list with respect to investors' concerns. Rising oil prices dragged on stocks and ignited worries over inflation. Given that consumers were paying significantly more to fuel their vehicles and heat their homes, consumer spending and sentiment were expected to falter. During the period, stocks also routinely wrestled with speculation over the duration and extent of the Federal Reserve's campaign to raise the federal funds rate. Periods of rising interest rates are generally considered to be difficult for longer-duration assets, particularly growth stocks. In the third quarter, Hurricanes Katrina and Rita further rocked an already shaky market environment. The good news is that the market exhibited amazing resiliency during this challenging period.

Q.  WHICH MARKET FACTORS INFLUENCED THE FUND'S RELATIVE PERFORMANCE?

A. All three of the Fund's investment strategies -- equities, options and global long-short overlay -- added value during the one-year period ended December 31, 2005.

    EQUITIES

    Investor behavior observed during 2005 was quite consistent with that seen over recent years. As a result, Analytic Investors, Inc.'s, ("Analytic"), the Predecessor Fund's investment adviser and the Fund's investment sub-adviser, equity investment process was effective. The equity strategy benefited from long positions established based on certain growth characteristics -- such as earnings-per-share growth -- and valuation characteristics -- such as earning to price and cash flow to price. In addition, companies with positive price momentum continued to perform well in a generally positive equity market. Short positions based on observed negative trends -- such as individual stocks' three-month total returns, trading volume and high dividend yields -- also proved beneficial to the Fund's relative returns. Positions taken based on a company's return on assets and leverage negatively impacted results during period.

    OPTIONS

    Options experienced gains in 2005 as a result of the flat to moderately rising equity market. Therefore, Fund performance was positively impacted by its exposure to the options market.

    ASSET OVERLAY

    Each component of the long-short overlay added value to the Fund in 2005. The equity portion of the asset allocation model had small gains. The fixed income portfolio also helped performance relative to the benchmark, with positive returns to both real interest rates and term structure. The currency portion of the model contributed the most during the period as a result of positive payoffs to interest differential and trade fundamental factors.

Q.  HOW DID THE PORTFOLIO'S COMPOSITION AFFECT FUND PERFORMANCE?

A. Among the best performing stocks held by the Fund during the period was an overweight position in the rail transportation provider Norfolk Southern, which exceeded expectations and nearly doubled its second quarter net profit from a year ago as it set records for shipping coal and metals to meet power plant demand. Another strong performer was an overweight position in utility company TXU, which reported strong second quarter earnings as a result of a restructuring program launched in 2004. An overweight position in Darden Restaurants, the parent of certain restaurant chains, also proved successful as it posted a better-than-expected rise in quarterly earnings and boosted its profit outlook for the year.

    A short position in office supply, technology product and furniture retailer, OfficeMax, also benefited Fund performance as shares in the company declined after it reported a deeper-than-expected loss for the third quarter as a result of sluggish retail sales. A short position in auto parts supplier Visteon, also helped as the stock price fell after the company delayed its third-quarter financial statements and cautioned that it plans to revise financial statements for the past three years.

    Negatively impacting performance was an overweight position in hospital operator HCA which fell after the company offered a weak second quarter outlook. An overweight position in Brunswick, the maker of marine engines, pleasure boats and other leisure goods also negatively impacted relative performance after it cut its earnings targets, blaming the combined effects of higher fuel prices, lower consumer confidence and Hurricane Katrina. Finally, a short position in fast food specialty eatery Wendy's International negatively impacted performance as the company's shares moved higher after an activist shareholder with a 5.5% stake in the company publicly pressed the company to cut costs and spin off assets.

Q.  WHAT IS THE INVESTMENT OUTLOOK FOR THE LARGE CAPITALIZATION EQUITY MARKET?

A. Analytic's investment process is based on the belief that investor preferences change, but change slowly over time. As a result, Analytic continues to emphasize stocks with above average earnings-per-share growth as these companies continue to outperform. In addition, the emphasis on companies with attractive forecasted earnings and cash-flow-to-price ratios continues, while companies with higher than average dividend yields are deemphasized.

                             PERFORMANCE HIGHLIGHTS

    o The Fund's Class Z shares returned 15.36% for the 12 months ended December 31, 2005 outperforming its benchmark, the S&P 500 Index, which returned 4.91% for the period.
    o Equities, options and the asset overlay added value during the one year period ended December 31, 2005 relative to the S&P 500 Index.

                                                        OLD MUTUAL ADVISOR FUNDS

                           OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND (UNAUDITED)


ASSET CLASS WEIGHTINGS
AS OF DECEMBER 31, 2005

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

CASH EQUIVALENTS (4%)
COMMON STOCK (91%)
U.S. TREASURY OBLIGATION (5%)

% of Total Portfolio Investments


                      TOTAL RETURN AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------
                         1 Year    3 Year   5 Year   10 Year    Since
                         Return    Return   Return   Return   Inception
--------------------------------------------------------------------------------
  Class A with load*       N/A       N/A       N/A     N/A     2.99%
--------------------------------------------------------------------------------
  Class A without load*    N/A       N/A       N/A     N/A     9.27%
--------------------------------------------------------------------------------
  Class C with load*       N/A       N/A       N/A     N/A     7.69%
--------------------------------------------------------------------------------
  Class C without load*    N/A       N/A       N/A     N/A     8.78%
--------------------------------------------------------------------------------
  Class Z+               15.36%    16.00%    6.07%   10.47%   10.86%
--------------------------------------------------------------------------------
  Institutional Class*     N/A       N/A      N/A      N/A    (0.63)%
--------------------------------------------------------------------------------
  S&P 500 Index+          4.91%    14.39%    0.54%    9.07%   11.36%
--------------------------------------------------------------------------------

Past performance is not a guarantee of future results. Information about these performance results and the comparative index can be found on page 2.

* Class A and Class C shares commenced operations on March 31, 2005 and Institutional Class shares commenced operations on December 9, 2005. On December 9, 2005, the Old Mutual Analytic Defensive Equity Fund (the "Fund") acquired substantially all of the assets and liabilities of the Analytic Defensive Equity Fund (the "Predecessor Fund"), a series of The Advisors' Inner Circle Fund. The Fund's Class Z is the successor class of the Predecessor Fund's Institutional Class; the Fund's Institutional Class is new. Since inception total returns are cumulative and have not been annualized.

+ Inception date July 1, 1978. Total returns are annualized.

FUND PERFORMANCE

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                     ANALYTIC DEFENSIVE
                   EQUITY FUND, CLASS Z          S&P 500 INDEX
12/31/95                 10000                     10000
12/31/96                 11571                     12296
12/31/97                 13779                     16398
12/31/98                 17759                     21084
12/31/99                 21551                     25521
12/31/00                 20159                     23198
12/31/01                 19760                     20440
12/31/02                 17345                     15923
12/31/03                 21357                     20491
12/31/04                 23465                     22720
12/31/05                $27069                    $23836

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. The graph above compares a $10,000 investment made in the Fund's Class Z shares on December 31, 1995 to an investment made in an unmanaged securities index on that date. Performance for the Fund's other shares will vary due to differences in sales charges and expenses. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

OLD MUTUAL ADVISOR FUNDS

 OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of December 31, 2005

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 106.6%
BASIC MATERIALS -- 4.0%
CHEMICALS-DIVERSIFIED -- 1.9%
Dow Chemical(D)                       199,033   $       8,722
                                                -------------
                                                        8,722
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 0.2%
Eastman Chemical(D)                     4,759             245
Hercules(D)*                           47,406             536
                                                -------------
                                                          781
--------------------------------------------------------------------------------
CONTAINERS-METAL/GLASS -- 0.4%
Ball(D)                                40,109           1,593
                                                -------------
                                                        1,593
--------------------------------------------------------------------------------
GOLD MINING -- 0.7%
Newmont Mining(C)*                     62,477           3,336
                                                -------------
                                                        3,336
--------------------------------------------------------------------------------
RUBBER-TIRES -- 0.7%
Goodyear Tire & Rubber(D)*            175,905           3,057
                                                -------------
                                                        3,057
--------------------------------------------------------------------------------
STEEL-PRODUCERS -- 0.1%
United States Steel                     6,214             299
                                                -------------
                                                          299
                                                -------------
TOTAL BASIC MATERIALS (COST $17,322)                   17,788
                                                -------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 17.2%
AGRICULTURAL OPERATIONS -- 1.3%
Archer-Daniels-Midland(D)             242,965           5,991
                                                -------------
                                                        5,991
--------------------------------------------------------------------------------
APPAREL MANUFACTURERS -- 1.4%
VF                                    111,403           6,165
                                                -------------
                                                        6,165
--------------------------------------------------------------------------------
AUTO-MEDIUM & HEAVY DUTY TRUCKS -- 0.1%
Paccar(C)                               5,939             411
                                                -------------
                                                          411
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.1%
Johnson Controls(C)                     6,867             501
                                                -------------
                                                          501
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 3.4%
DR Horton(D)                           81,956           2,928
KB Home(C)                             93,916           6,824
Lennar, Cl A(C)                        53,155           3,244
Pulte Homes(C)                         50,300           1,980
                                                -------------
                                                       14,976
--------------------------------------------------------------------------------
CABLE TV -- 0.4%
Comcast(D)*                            69,443           1,803
                                                -------------
                                                        1,803
--------------------------------------------------------------------------------
E-COMMERCE/PRODUCTS -- 0.8%
Amazon.com(D)*                         71,256           3,360
                                                -------------
                                                        3,360
--------------------------------------------------------------------------------

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
LEISURE & RECREATIONAL PRODUCTS -- 1.4%
Brunswick(D)                          149,609   $       6,083
                                                -------------
                                                        6,083
--------------------------------------------------------------------------------
MULTIMEDIA -- 2.5%
Meredith(C)                            15,512             812
Walt Disney(D)                        438,128          10,502
                                                -------------
                                                       11,314
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.3%
Nordstrom(C)                           32,038           1,198
                                                -------------
                                                        1,198
--------------------------------------------------------------------------------
RETAIL-AUTOMOBILE -- 0.2%
AutoNation(D)*                         49,937           1,085
                                                -------------
                                                        1,085
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 1.7%
Home Depot(D)                         191,781           7,763
                                                -------------
                                                        7,763
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.4%
Wal-Mart Stores                        37,724           1,765
                                                -------------
                                                        1,765
--------------------------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 1.0%
JC Penney(C)                           78,826           4,383
                                                -------------
                                                        4,383
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 2.2%
Darden Restaurants(D)                 248,151           9,648
                                                -------------
                                                        9,648
                                                -------------
TOTAL CONSUMER CYCLICAL (COST $73,711)                 76,446
                                                -------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 6.3%
BEVERAGES-NON-ALCOHOLIC -- 0.7%
Coca-Cola(C)                            6,877             277
Coca-Cola Enterprises(D)              101,729           1,950
Pepsi Bottling Group(C)                23,461             672
                                                -------------
                                                        2,899
--------------------------------------------------------------------------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 3.0%
Clorox(D)                              68,257           3,883
Fortune Brands(D)                     125,797           9,815
                                                -------------
                                                       13,698
--------------------------------------------------------------------------------
FOOD-MEAT PRODUCTS -- 0.8%
Tyson Foods(C)                        213,785           3,656
                                                -------------
                                                        3,656
--------------------------------------------------------------------------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.3%
Supervalu(C)                           35,431           1,151
                                                -------------
                                                        1,151
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS

                                       OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                         As of December 31, 2005

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
TOBACCO -- 1.5%
Altria Group(C)                        88,283   $       6,596
                                                -------------
                                                        6,596
                                                -------------
TOTAL CONSUMER NON-CYCLICAL (COST $27,467)             28,000
                                                -------------
--------------------------------------------------------------------------------
ENERGY -- 9.8%
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.8%
Devon Energy(D)                       126,075           7,885
                                                -------------
                                                        7,885
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 7.7%
Amerada Hess(D)                        55,300           7,013
Chevron(D)                            114,717           6,512
ConocoPhillips(D)                     156,393           9,099
Exxon Mobil                           184,438          10,360
Occidental Petroleum(C)                14,893           1,190
                                                -------------
                                                       34,174
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 0.3%
Sunoco(C)                              16,047           1,258
                                                -------------
                                                        1,258
                                                -------------
TOTAL ENERGY (COST $42,117)                            43,317
                                                -------------
--------------------------------------------------------------------------------
FINANCIAL -- 24.6%
FINANCE-COMMERCIAL -- 0.8%
CIT Group(D)                           67,536           3,497
                                                -------------
                                                        3,497
--------------------------------------------------------------------------------
FINANCE-CREDIT CARD -- 0.4%
Capital One Financial(D)                5,385             465
MBNA(C)                                40,748           1,107
                                                -------------
                                                        1,572
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 3.3%
Citigroup(D)                          119,001           5,775
JPMorgan Chase(C)                      68,110           2,703
Lehman Brothers Holdings(C)*           46,571           5,969
                                                -------------
                                                       14,447
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.6%
Countrywide Financial(D)               82,270           2,813
                                                -------------
                                                        2,813
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.7%
Cigna(D)                               28,355           3,167
                                                -------------
                                                        3,167
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 8.6%
ACE(D)*                               101,235           5,410
Allstate(D)                           183,614           9,928
American International Group(D)        98,581           6,726
Loews(C)*                              82,758           7,850
Metlife(C)                            173,175           8,485
                                                -------------
                                                       38,399
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 1.4%
St Paul Travelers(C)                  137,893           6,160
                                                -------------
                                                        6,160
--------------------------------------------------------------------------------

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.1%
Equity Office Properties Trust(D)      21,792   $         661
                                                -------------
                                                          661
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 1.2%
Simon Property Group(C)                70,157           5,376
                                                -------------
                                                        5,376
--------------------------------------------------------------------------------
REITS-STORAGE -- 0.1%
Public Storage(C)                       4,004             271
                                                -------------
                                                          271
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 0.8%
Washington Mutual                      84,325           3,668
                                                -------------
                                                        3,668
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 6.6%
Bank of America(D)                    141,237           6,518
Wachovia                              201,470          10,650
Wells Fargo                           189,019          11,876
                                                -------------
                                                       29,044
                                                -------------
TOTAL FINANCIAL (COST $102,273)                       109,075
                                                -------------
--------------------------------------------------------------------------------
HEALTH CARE -- 12.6%
DISPOSABLE MEDICAL PRODUCTS -- 1.0%
C.R. Bard(D)                           66,697           4,397
                                                -------------
                                                        4,397
--------------------------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 0.9%
McKesson(C)                            76,541           3,949
                                                -------------
                                                        3,949
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.1%
Guidant(D)                             10,273             665
                                                -------------
                                                          665
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.2%
Laboratory Corp of America Holdings(C)*12,729             686
                                                -------------
                                                          686
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 4.0%
Becton Dickinson(D)                    19,059           1,145
Johnson & Johnson(C)*                 277,880          16,701
                                                -------------
                                                       17,846
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.4%
Amgen(D)*                              22,865           1,803
                                                -------------
                                                        1,803
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.6%
Abbott Laboratories(D)                 17,124             675
Forest Laboratories(D)*                19,909             810
Pfizer(C)                             435,991          10,167
                                                -------------
                                                       11,652
--------------------------------------------------------------------------------
MEDICAL-HMO -- 0.2%
Humana(D)*                             20,345           1,105
                                                -------------
                                                        1,105
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

 OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of December 31, 2005

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.3%
HCA(D)                                 24,654   $       1,245
                                                -------------
                                                        1,245
--------------------------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 2.8%
AmerisourceBergen(D)                   47,508           1,967
Cardinal Health(D)                    149,889          10,305
                                                -------------
                                                       12,272
--------------------------------------------------------------------------------
OPTICAL SUPPLIES -- 0.1%
Bausch & Lomb(D)                        4,851             329
                                                -------------
                                                          329
                                                -------------
TOTAL HEALTH CARE (COST $55,033)                       55,949
                                                -------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 4.4%
AEROSPACE/DEFENSE -- 1.8%
Lockheed Martin(C)                    116,731           7,428
Raytheon(C)                            10,748             431
                                                -------------
                                                        7,859
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.8%
Eaton(D)                               32,056           2,151
General Electric(D)                    40,670           1,425
                                                -------------
                                                        3,576
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.2%
L-3 Communications Holdings(C)         14,228           1,058
                                                -------------
                                                        1,058
--------------------------------------------------------------------------------
ENGINES-INTERNAL COMBUSTION -- 0.5%
Cummins(D)                             25,523           2,290
                                                -------------
                                                        2,290
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.2%
Fisher Scientific International(D)*    17,496           1,082
                                                -------------
                                                        1,082
--------------------------------------------------------------------------------
TOOLS-HAND HELD -- 0.9%
Black & Decker(D)                      43,915           3,819
                                                -------------
                                                        3,819
                                                -------------
TOTAL INDUSTRIAL (COST $18,657)                        19,684
                                                -------------
--------------------------------------------------------------------------------
SERVICES -- 6.2%
COMMERCIAL SERVICES-FINANCE -- 2.1%
H&R Block(D)                          380,350           9,338
                                                -------------
                                                        9,338
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.7%
Affiliated Computer Services, Cl A(D)*125,960           7,454
                                                -------------
                                                        7,454
--------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 0.4%
Cendant(D)                            103,972           1,793
                                                -------------
                                                        1,793

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 2.0%
AT&T(C)                                31,995 $           784
Qwest Communications
  International(C)*                   321,250           1,815
Sprint Nextel(C)                      255,746           5,974
Verizon Communications                 12,514             377
                                                -------------
                                                        8,950
--------------------------------------------------------------------------------
TOTAL SERVICES (COST $27,141)                          27,535
                                                -------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 14.1%
APPLICATIONS SOFTWARE -- 1.3%
Microsoft(C)                          212,702           5,562
                                                -------------
                                                        5,562
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.2%
Autodesk(D)                            18,223             783
                                                -------------
                                                          783
--------------------------------------------------------------------------------
COMPUTERS -- 3.2%
Hewlett-Packard(D)                    219,081           6,272
International Business Machines(D)     98,196           8,072
                                                -------------
                                                       14,344
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.9%
NCR(C)*                               115,796           3,930
                                                -------------
                                                        3,930
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 5.4%
Freescale Semiconductor(D)*           145,991           3,675
Intel(C)                              477,209          11,911
Nvidia(C)*                             25,151             920
Texas Instruments(C)                  227,820           7,306
                                                -------------
                                                       23,812
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.6%
Cisco Systems(D)*                     164,039           2,808
                                                -------------
                                                        2,808
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 0.1%
Lucent Technologies(C)*               147,273             392
                                                -------------
                                                          392
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 1.5%
Yahoo!*                               176,069           6,898
                                                -------------
                                                        6,898
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.9%
Motorola(C)                           172,747           3,902
                                                -------------
                                                        3,902
                                                -------------
TOTAL TECHNOLOGY (COST $56,995)                        62,431
                                                -------------
--------------------------------------------------------------------------------
TRANSPORTATION -- 2.4%
TRANSPORT-RAIL -- 1.7%
CSX(D)                                 63,699           3,234
Norfolk Southern(C)*                   62,528           2,803
Union Pacific                          18,928           1,524
                                                -------------
                                                        7,561
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS

                                       OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                         As of December 31, 2005

                                    Shares/Face       Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------
RANSPORT-SERVICES -- 0.7%
FedEx(D)                               11,139   $       1,152
Ryder System(C)                        49,913           2,047
                                                -------------
                                                        3,199
                                                -------------
TOTAL TRANSPORTATION (COST $9,049)                     10,760
                                                -------------
--------------------------------------------------------------------------------
UTILITIES -- 5.0%
ELECTRIC-GENERATION -- 0.7%
AES(D)*                               196,648           3,113
                                                -------------
                                                        3,113
--------------------------------------------------------------------------------
ELECTRIC-INTEGRATED -- 4.3%
Allegheny Energy(D)*                   50,419           1,596
Centerpoint Energy(D)                 321,653           4,133
CMS Energy(D)*                        123,738           1,795
Edison International(D)                76,280           3,327
Public Service Enterprise Group(C)      7,065             459
TXU                                   154,770           7,768
                                                -------------
                                                       19,078
                                                -------------
TOTAL UTILITIES (COST $20,857)                         22,191
                                                -------------
TOTAL COMMON STOCK (COST $450,622)                    473,176
                                                -------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 6.1%
U.S. Treasury Bills(A)(B)
  3.708%, 02/23/06                    $27,340          27,192
                                                 ------------
TOTAL U.S. TREASURY OBLIGATION
  (COST $27,190)                                       27,192
                                                -------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 4.6%
HighMark Diversified Money Market
   Fund, 3.84%**                    8,961,179           8,961
Union Bank of California Money
   Market Fund, 3.34%**            11,270,502          11,271
                                                -------------
TOTAL CASH EQUIVALENTS
  (COST $20,232)                                       20,232
                                                -------------
TOTAL INVESTMENTS (117.3%)
  (COST $498,044)                                 $   520,600
                                                -------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- (17.7)%
BASIC MATERIALS -- (2.1)%
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- (0.9)%
Vulcan Materials                      (61,391)  $      (4,159)
                                                -------------
                                                      (4,159)
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- (0.4)%
Ashland                               (29,844)         (1,728)
                                                -------------
                                                      (1,728)
--------------------------------------------------------------------------------
FORESTRY -- (0.2)%
Weyerhaeuser                          (15,085)         (1,001)
                                                -------------
                                                       (1,001)
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- (0.3)%
MeadWestvaco                          (36,102)         (1,012)
Temple-Inland                          (8,943)           (401)
                                                -------------
                                                       (1,413)
--------------------------------------------------------------------------------

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
RUBBER-TIRES -- (0.3)%
Cooper Tire & Rubber                  (78,686)   $     (1,206)
                                                -------------
                                                       (1,206)
--------------------------------------------------------------------------------
TOTAL BASIC MATERIALS (PROCEEDS $(9,561))              (9,507)
                                                -------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- (4.2)%
APPLIANCES -- (0.1)%
Maytag                                 (1,662)            (31)
Whirlpool                              (5,585)           (468)
                                                -------------
                                                        (499)
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- (0.6)%
Dana                                 (108,026)           (776)
Visteon                              (308,697)         (1,932)
                                                -------------
                                                       (2,708)
--------------------------------------------------------------------------------
CASINO SERVICES -- (0.4)%
International Game Technology         (55,101)         (1,696)
                                                -------------
                                                       (1,696)
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- (0.1)%
New York Times, Cl A*                 (14,183)           (375)
                                                -------------
                                                         (375)
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- (0.8)%
Tiffany                               (90,661)         (3,472)
                                                -------------
                                                       (3,472)
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- (0.5)%
OfficeMax                             (85,229)         (2,161)
                                                -------------
                                                       (2,161)
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- (1.2)%
Wendy's International                (101,109)         (5,587)
                                                -------------
                                                       (5,587)
--------------------------------------------------------------------------------
TELEVISION -- (0.5)%
Univision Communications, Cl A*       (73,762)         (2,168)
                                                -------------
                                                       (2,168)
                                                -------------
TOTAL CONSUMER CYCLICAL (PROCEEDS $(17,968))          (18,666)
                                                -------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- (0.6)%
OFFICE SUPPLIES & FORMS -- (0.6)%
Avery Dennison                        (45,419)         (2,510)
                                                -------------
                                                       (2,510)
                                                -------------
TOTAL CONSUMER NON-CYCLICAL (PROCEEDS $(2,534))        (2,510)
                                                -------------
--------------------------------------------------------------------------------
ENERGY -- (2.0)%
INDEPENDENT POWER PRODUCER -- (0.2)%
Dynegy, Cl A*                        (139,316)           (674)
                                                -------------
                                                         (674)
--------------------------------------------------------------------------------
PIPELINES -- (1.8)%
Kinder Morgan                         (88,327)         (8,122)
                                                -------------
                                                       (8,122)
                                                -------------
TOTAL ENERGY (PROCEEDS $(8,343))                       (8,796)
                                                -------------
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

 OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of December 31, 2005

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
FINANCIAL -- (4.0)%
FINANCIAL GUARANTEE INSURANCE -- (1.1)%
MBIA                                  (50,889)  $      (3,062)
MGIC Investment                       (26,990)         (1,776)
                                                -------------
                                                       (4,838)
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- (0.6)%
Janus Capital Group                  (140,026)         (2,609)
                                                -------------
                                                       (2,609)
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- (1.3)%
XL Capital, Cl A                      (81,958)         (5,522)
                                                -------------
                                                       (5,522)
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- (1.0)%
Fifth Third Bancorp                  (122,161)         (4,608)
                                                -------------
                                                       (4,608)
                                                -------------
TOTAL FINANCIAL (PROCEEDS $(16,487))                  (17,577)
                                                -------------
--------------------------------------------------------------------------------
HEALTH CARE -- (1.3)%
MEDICAL-DRUGS -- (1.0)%
Bristol-Myers Squibb                 (171,860)         (3,949)
King Pharmaceuticals*                 (26,934)           (456)
                                                -------------
                                                        (4,405)
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- (0.3)%
Tenet Healthcare*                    (197,043)         (1,509)
                                                -------------
                                                       (1,509)
                                                -------------
TOTAL HEALTH CARE (PROCEEDS $(6,333))                  (5,914)
                                                -------------
--------------------------------------------------------------------------------
INDUSTRIAL -- (0.1)%
FILTRATION/SEPARATION PRODUCTS -- (0.1)%
Pall                                  (14,543)           (391)
                                                -------------
                                                         (391)
                                                -------------
TOTAL INDUSTRIAL (PROCEEDS $(455))                       (391)
                                                -------------
--------------------------------------------------------------------------------
SERVICES -- (0.7)%
ADVERTISING AGENCIES -- (0.1)%
Interpublic Group*                    (42,274)           (408)
                                                -------------
                                                         (408)
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- (0.3)%
Paychex                               (28,910)         (1,102)
                                                -------------
                                                       (1,102)
--------------------------------------------------------------------------------
COMPUTER SERVICES -- (0.1)%
Unisys*                               (70,641)           (412)
                                                -------------
                                                         (412)
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- (0.2)%
CenturyTel                            (32,572)         (1,080)
                                                -------------
                                                       (1,080)
                                                -------------
TOTAL SERVICES (PROCEEDS $(2,994))                     (3,002)
                                                -------------
--------------------------------------------------------------------------------
TECHNOLOGY -- (2.0)%
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- (1.0)%
Applied Micro Circuits*              (144,987)           (373)
PMC-Sierra*                           (51,925)           (400)
--------------------------------------------------------------------------------

                                                      Market
Description                        Shares/Contracts Value (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- CONTINUED
QLogic*                               (70,282)  $      (2,285)
Xilinx                                (60,893)         (1,535)
                                                -------------
                                                       (4,593)
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- (0.1)%
Maxim Integrated Products             (11,561)           (419)
                                                -------------
                                                         (419)
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- (0.1)%
Applied Materials                     (20,287)           (364)
                                                -------------
                                                         (364)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- (0.6)%
Andrew*                               (35,511)           (381)
Tellabs*                             (206,561)         (2,252)
                                                -------------
                                                       (2,633)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- (0.2)%
CIENA*                               (169,681)           (504)
JDS Uniphase*                        (220,549)           (520)
                                                -------------
                                                       (1,024)
                                                -------------
TOTAL TECHNOLOGY (PROCEEDS $(9,237))                   (9,033)
                                                -------------
--------------------------------------------------------------------------------
UTILITIES -- (0.7)%
ELECTRIC-INTEGRATED -- (0.5)%
Pinnacle West Capital                 (47,924)         (1,981)
                                                -------------
                                                       (1,981)
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- (0.2)%
KeySpan                                (4,269)           (153)
Peoples Energy                        (23,762)           (833)
                                                -------------
                                                         (986)
                                                -------------
TOTAL UTILITIES (PROCEEDS $(2,977))                    (2,967)
                                                -------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $(76,889)) $    (78,363)
                                                -------------
================================================================================
WRITTEN INDEX OPTION CONTRACTS -- (0.9)%
CBOE Dow Jones Utility Index,
   January 2006, 420 Call                (125)            (16)
CBOE Oil Index,
   January 2006, 550 Call                (200)            (47)
Morgan Stanley Consumer Index,
   January 2006, 600 Call                (300)            (90)
Morgan Stanley Cyclical Index,
   January 2006, 810 Call                (225)            (34)
PHLX Bank Index,
   January 2006, 102.50 Call           (1,725)           (345)
PHLX Utility Index,
   January 2006, 452.50 Call             (425)            (21)
S&P 500 Index,
   January 2006, 1230 Call             (1,325)         (3,312)
S&P 500 Index,
   January 2006, 1285 Call               (850)           (111)
                                                -------------
                                                       (3,976)
                                                -------------
TOTAL WRITTEN INDEX OPTION CONTRACTS
  (PREMIUMS RECEIVED $(8,505)                    $     (3,976)
                                                -------------
================================================================================

                                                        OLD MUTUAL ADVISOR FUNDS

                                       OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                         As of December 31, 2005


Description                                         Value (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.3%
Receivable for Fund Shares Sold                 $       9,074
Payable for Fund Shares Redeemed                       (2,756)
Payable for Investment Advisory Fees                     (260)
Payable for Distribution and Service Fees                 (65)
Payable for Administration Fees                           (47)
Payable for Trustees' Fees                                 (5)
Other Assets and Liabilities, Net                        (223)
                                                -------------
TOTAL OTHER ASSETS AND LIABILITIES                      5,718
                                                -------------
NET ASSETS -- 100.0%                               $   443,979
                                                -------------
NET ASSETS:
Paid-in-capital ($0.001 par value)                $   436,396
Distributions in excess of net investment income       (4,433)
Accumulated net realized loss on investments          (13,741)
Unrealized appreciation on investments, securities
   sold short and written option contracts             25,611
Unrealized appreciation on future contracts               436
Unrealized depreciation on forward foreign
   currency contracts                                    (290)
                                                -------------
NET ASSETS                                         $  443,979
                                                -------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($129,959,941 / 10,122,365 SHARES)                  $12.84
                                                -------------
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($12.85/94.25%)                                     $13.62
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($86,752,544 / 6,774,544 SHARES)                    $12.81
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Z
   ($227,264,973 / 17,721,259 SHARES)                  $12.82
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($2,013 / 157 SHARES)                               $12.82


*  Non-income producing security.


**   Rate shown is the 7-day effective yield as of December 31, 2005.

+ Class C shares have a contingent deferred sales charge. For a description of all possible sales charges, please see the Fund's prospectus.

(A)  -- The rate reported is the effective yield at time of purchase.

(B) -- All or a portion of this security has been pledged as collateral for open future contracts.

(C) -- All or a portion of this security is held as collateral for securities sold short.

(D) -- All or a portion of this security has been pledged for collateral on open written option contracts.

Cl   -- Class

REITs -- Real Estate Investment Trusts

Cost, proceeds and premiums received figures are shown with "000's" omitted.

--------------------------------------------------------------------------------

The Fund had the following futures contracts open as of December 31, 2005.

                                                   UNREALIZED
                          NUMBER                  APPRECIATION
                            OF       SETTLEMENT  (DEPRECIATION)
CONTRACT DESCRIPTION     CONTRACTS      MONTH         (000)
-----------------        --------     ---------    ----------
Amsterdam Index            552       January-06        $  398
Australian 10 Yr Bond     (268)        March-06          (384)
CAC40 Index              1,015       January-06           205
Canadian 10 Yr             754         March-06           148
DAX Index                 (357)        March-06        (1,227)
DJ Euro Stoxx 50 Index     179         March-06           129
Euro Bond                  328         March-06           399
FTSE 100 Index             628         March-06           826
Hang Seng Index           (302)      January-06           905
IBEX 35 Plus Index         299       January-06           630
Japan 10 Yr Bond            73         March-06           473
Long GILT 10Yr            (453)        March-06          (854)
S&P 500 Index              (93)        March-06           439
S&P/MIB Index             (109)        March-06          (526)
S&P/TSE 60 Index          (244)        March-06          (208)
SPI 200 Index             (538)        March-06        (1,421)
Topix Index                301         March-06         1,337
US 10 Yr Note           (1,111)        March-06          (833)
                                                    ---------
                                                        $ 436
                                                    ---------

As of December 31, 2005, the Fund had the following forward foreign currency contracts outstanding:

                                                                                             UNREALIZED
                       CURRENCY                        CURRENCY              CONTRACT       APPRECIATION/
MATURITY             TO RECEIVE                       TO DELIVER               VALUE        (DEPRECIATION)
  DATE                  (000)                           (000)                  (000)             (000)
 ------------   ------------------------        ---------------------     --------------   ------------------
 3/15/06            AUD      124,000              USD       91,901           $90,727          $(1,175)
 3/15/06            USD       92,302              CAD      107,000            91,817              485
 3/15/06            USD       29,464              GBP       17,000            29,178              286
 3/15/06            NZD       37,000              USD       25,360            25,032             (328)
 3/15/06            USD       91,776              CHF      120,000            91,742               34
 3/15/06            SEK      740,000              USD       93,349            93,515              165
 3/15/06            NOK      620,000              USD       93,126            91,983           (1,143)
 3/15/06            USD       91,570              JPY   10,700,000            91,505               65
 3/15/06            USD       93,693              EUR       78,000            92,372             1,321
                                                                                              --------
                                                                                              $   (290)
                                                                                              ---------

AUD   -- Australian Dollar   JPY  --  Japanese Yen
CAD   -- Canadian Dollar     NOK  --  Norwegian KronE
CHF   -- Swiss Franc         NZD  --  New Zealand DollaR
GBP   -- British Pound       SEK  --  Swedish Krona
EUR   -- Euro                USD  --  U.S. Dollar

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF OPERATIONS (000)

------------------------------------------------------------------------------------------------------------------------

                                                                                                    ------------------
                                                                                                        OLD MUTUAL
                                                                                                    ANALYTIC DEFENSIVE
                                                                                                        EQUITY FUND
                                                                                                   -------------------
                                                                                                        Year Ended
                                                                                                        12/31/05(1)
                                                                                                    ------------------
INVESTMENT INCOME:
     Dividends                                                                                           $    4,814
     Interest                                                                                                   414
                                                                                                         -----------
       Total Investment Income                                                                                5,228
                                                                                                         -----------
EXPENSES:
     Investment Advisory fees                                                                                 1,556
     Administration fees                                                                                        355
     Distribution and Service fees
       Class A(2)                                                                                                73
       Class C(2)                                                                                               178
     Trustees' fees                                                                                              22
     Dividends on securities sold short                                                                         650
     Shareholder servicing fees                                                                                 446
     Transfer agent fees                                                                                        136
     Professional fees                                                                                          114
     Registration and SEC fees                                                                                   75
     Printing fees                                                                                               65
     Custodian fees                                                                                              26
     Insurance and other expenses                                                                                19
                                                                                                         -----------
     Total Expenses                                                                                           3,715
                                                                                                         -----------
     Waiver of Investment Advisory Fees                                                                        (123)
     Fees Paid Indirectly(3)                                                                                    (68)
                                                                                                         -----------
     Net Expenses                                                                                             3,524
                                                                                                         -----------
     NET INVESTMENT INCOME                                                                                    1,704
                                                                                                         -----------
     Net Realized Gain from Investments (including securities sold short)                                     1,165
     Net Realized Loss on Written Option Contracts                                                           (6,232)
     Net Realized Gain on Futures Contracts                                                                   5,233
     Net Realized Gain on Foreign Currency Transactions                                                       1,928
     Net Change in Unrealized Appreciation on Investments (including securities sold short)                  14,279
     Net Change in Unrealized Appreciation on Written Option Contracts                                        4,635
     Net Change in Unrealized Depreciation on Futures Contracts                                                (138)
     Net Change in Unrealized Depreciation on Foreign Currency Translation                                     (338)
                                                                                                         -----------
     NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                         20,532
                                                                                                         -----------
     INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $  22,236
                                                                                                         -----------


(1) On December 9, 2005, the Old Mutual Analytic Defensive Equity Fund (the "Fund") acquired substantially all of the assets and liabilities of the Analytic Defensive Equity Fund (the "Predecessor Fund"), a series of The Advisors' Inner Circle Fund. The operations of the Fund prior to the acquisition were those of the Predecessor Fund.
(2) Class A and Class C shares commenced operations on March 31, 2005.
(3) See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

                                                        OLD MUTUAL ADVISOR FUNDS

                                        STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------

                                                                                      ---------------------------------------------
                                                                                       OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND(1)
                                                                                       ---------------------------------------------
                                                                                         Year Ended 12/31/05   Year Ended 12/31/04
                                                                                       ---------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                                                     $   1,704            $     375
   Net Realized Gain from Investments (including securities sold short),
     Written Option Contracts, Futures Contracts and Foreign Currency
     Transactions                                                                                2,094                2,681
   Net Change in Unrealized Appreciation on Investments (including securities sold short), Written Option Contracts,
     Futures Contracts and Foreign Currency Translation                                         18,438                1,840
                                                                                              --------             --------
   Net Increase in Net Assets Resulting from Operations                                         22,236                4,896
                                                                                              --------             --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
   Class A                                                                                      (2,191)                  --
   Class C                                                                                      (1,331)                  --
   Class Z                                                                                      (5,290)                (780)
   Institutional Class                                                                              --                   --
   Realized Capital Gains
   Class A                                                                                      (2,788)                  --
   Class C                                                                                      (1,852)                  --
   Class Z                                                                                      (6,458)              (1,583)
   Institutional Class                                                                              --                   --
                                                                                              --------             --------
   Total Dividends and Distributions                                                           (19,910)              (2,363)
                                                                                              --------             --------
CAPITAL SHARE TRANSACTIONS:
   Class A(2)
    Shares Issued                                                                              134,980                   --
    Shares Issued upon Reinvestment of Dividends and Distributions                               2,925                   --
    Redemption Fees                                                                                 --                   --
    Shares Redeemed                                                                             (4,611)                  --
                                                                                              --------             --------
   Total Class A Transactions                                                                  133,294                   --
                                                                                              --------             --------
   Class C(2)
    Shares Issued                                                                               90,979                   --
    Shares Issued upon Reinvestment of Dividends and Distributions                                 779                   --
    Shares Redeemed                                                                             (2,623)                  --
                                                                                              --------             --------
   Total Class C Transactions                                                                   89,135                   --
                                                                                              --------             --------
   Class Z(3)
    Shares Issued                                                                              312,540               15,241
    Shares Issued upon Reinvestment of Dividends and Distributions                              11,591                2,289
    Shares Redeemed                                                                           (162,080)              (7,585)
                                                                                              --------             --------
   Total Class Z Transactions                                                                  162,051                9,945
                                                                                              --------             --------
   Institutional Class(4)
    Shares Issued                                                                                    2                   --
    Shares Issued upon Reinvestment of Dividends and Distributions                                  --                   --
    Shares Redeemed                                                                                 --                   --
                                                                                              --------             --------
   Total Institutional Class Transactions                                                            2                   --
                                                                                              --------             --------
   Increase in Net Assets Derived from Capital Share Transactions                              384,482                9,945
                                                                                              --------             --------
   Total Increase in Net Assets                                                                386,808               12,478
                                                                                              --------             --------
NET ASSETS:
   Beginning of Year                                                                            57,171               44,693
                                                                                              --------             --------
   End of Year                                                                                $443,979             $ 57,171
                                                                                              --------             --------
   Undistributed Income (Distributions
     in excess of net investment income)                                                      $ (4,433)            $    747
                                                                                              --------             --------

(1) On December 9, 2005, the Old Mutual Analytic Defensive Equity Fund (the "Fund") acquired substantially all of the assets and liabilities of the Analytic Defensive Equity Fund (the "Predecessor Fund"), a series of The Advisors' Inner Circle Fund. The operations of the Fund prior to the acquisition were those of the Predecessor Fund.
(2) Class A and Class C shares commenced operations on March 31, 2005.
(3) The Fund's Class Z is the successor class of the Predecessor Fund's Institutional Class; the Fund's Institutional Class is new. (4)Institutional Class shares commenced operations on December 9, 2005.

    Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------

                                                                                       --------------------------------------------
                                                                                       OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND(1)
                                                                                       --------------------------------------------
                                                                                         Year Ended 12/31/05   Year Ended 12/31/04
                                                                                       -------------------------------------------
SHARES ISSUED AND REDEEMED:
   Class A(2)
    Shares Issued                                                                               10,244                   --
    Shares Issued upon Reinvestment of Dividends and Distributions                                 227                   --
    Shares Redeemed                                                                               (349)                  --
                                                                                                ------               ------
   Total Class A Share Transactions                                                             10,122                   --
                                                                                                ------               ------
   Class C(2)
    Shares Issued                                                                                6,911                   --
    Shares Issued upon Reinvestment of Dividends and Distributions                                  61                   --
    Shares Redeemed                                                                               (197)                  --
                                                                                                ------               ------
   Total Class C Share Transactions                                                              6,775                   --
                                                                                                ------               ------
   Class Z(3)
    Shares Issued                                                                               24,270                1,349
    Shares Issued upon Reinvestment of Dividends and Distributions                                 895                  198
    Shares Redeemed                                                                            (12,346)                (670)
                                                                                                ------               ------
   Total Class Z Share Transactions                                                             12,819                  877
                                                                                                ------               ------
   Institutional Class(4)
    Shares Issued                                                                                   --                   --
    Shares Issued upon Reinvestment of Dividends and Distributions                                  --                   --
    Shares Redeemed                                                                                 --                   --
                                                                                                ------               ------
   Total Institutional Class Share Transactions                                                     --                   --
                                                                                                ------               ------
   Net Increase in Shares Outstanding                                                           29,716                  877
                                                                                                ------               ------

(1) On December 9, 2005, the Old Mutual Analytic Defensive Equity Fund (the "Fund") acquired substantially all of the assets and liabilities of the Analytic Defensive Equity Fund (the "Predecessor Fund"), a series of The Advisors' Inner Circle Fund. The operations of the Fund prior to the acquisition were those of the Predecessor Fund.
(2) Class A and Class C shares commenced operations on March 31, 2005.
(3) The Fund's Class Z is the successor class of the Predecessor Fund's Institutional Class; the Fund's Institutional Class is new.
(4) Institutional Class shares commenced operations on December 9, 2005.

    Amounts designated as "--" are either 0 or have been rounded to 0.

The accompanying notes are an integral part of the financial statements.

                                                        OLD MUTUAL ADVISOR FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                          For a Share Outstanding Throughout Each Year or Period

                                       OLD MUTUAL ANALYTIC
                                      DEFENSIVE EQUITY FUND(1)
                                 -------------------------------

                                 -------------------------------

                                   CLASS A         CLASS C
                                 PERIOD ENDED    PERIOD ENDED
                                  DECEMBER 31,    DECEMBER 31,
                                    2005(2)         2005(2)
                                 -------------   -------------
Net Asset Value, Beginning
   of Year                       $   12.30        $  12.30
                                 ---------        --------
Income (Loss) from Investment
   Operations:
   Net Investment Income (Loss)       0.05*         (0.01)*
   Net Realized and Unrealized
     Gain (Loss)                      1.09*           1.09*
                                 ---------        --------
   Total from Investment
     Operations                       1.14            1.08
                                 ---------        --------
Dividends and Distributions:
   Net Investment Income             (0.27)          (0.24)
   Net Realized Gain                 (0.33)          (0.33)
                                 ---------        --------

   Total Dividends and
     Distributions                   (0.60)          (0.57)
                                 ---------        --------

Net Asset Value,
   End of Year                    $  12.84        $  12.81
                                 ---------        --------
Total Return+                         9.27%           8.78%
                                 ---------        --------
Ratios and Supplemental Data
Net Assets, End of Year
   (Thousands)                    $129,960         $86,752
Ratio of Expenses to Average
   Net Assets**  (including
   Dividend Expense)                  1.85%           2.50%
Ratio of Expenses to Average
   Net Assets** (excluding
   Dividend Expense)                  1.44%           2.15%
Ratio of Expenses to Average
   Net Assets (excluding Waivers
   and Fees Paid Indirectly;
   including Dividend
   Expense)                           1.91%           2.57%
Ratio of Expenses to Average
   Net Assets (excluding Fees
   Paid Indirectly, including
   Dividend Expense)                  1.86%           2.51%
Ratio of Net Investment Income to
   Average Net Assets                 0.64%          (0.09)%
Portfolio Turnover Rate+                81%             81%




                                                           OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND(1)
                                 ----------------------------------------------------------------------------------------
                                                                                                             INSTITUTIONAL
                                                         CLASS Z YEAR ENDED(3)                                   CLASS
                                   ----------------------------------------------------------------------    PERIOD ENDED
                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                      2005           2004          2003          2002(6)         2001          2005(4)
                                   ------------  -----------   ------------ -------------   ------------   -------------
Net Asset Value, Beginning
   of Year                           $   11.66     $    11.10      $   9.09     $   10.46    $   10.80          $ 13.45
                                     ---------     ----------      --------     ---------    ---------        ---------
Income (Loss) from Investment
   Operations:
   Net Investment Income (Loss)           0.10*          0.09*         0.08*         0.09         0.08               --*
   Net Realized and Unrealized
     Gain (Loss)                          1.69*          0.99*         2.01*        (1.36)       (0.30)           (0.09)*
                                     ---------     ----------      --------     ---------    ---------        ---------
   Total from Investment
     Operations                           1.79           1.08          2.09         (1.27)       (0.22)           (0.09)
                                     ---------     ----------      --------     ---------    ---------        ---------
Dividends and Distributions:
   Net Investment Income                 (0.30)         (0.19)        (0.08)        (0.10)5      (0.07)           (0.21)
   Net Realized Gain                     (0.33)         (0.33)           --            --        (0.05)           (0.33)
                                     ---------     ----------      --------     ---------    ---------        ---------

   Total Dividends and
     Distributions                       (0.63)         (0.52)        (0.08)        (0.10)5     (0.12)            (0.54)
                                     ---------     ----------      --------     ---------    ---------        ---------

Net Asset Value,
   End of Year                        $  12.82       $  11.66      $  11.10     $    9.09     $  10.46          $ 12.82
                                     ---------     ----------      --------     ---------    ---------        ---------
Total Return+                            15.36%          9.87%        23.13%       (12.22)%      (1.98)%          (0.63)%
                                     ---------     ----------      --------     ---------    ---------        ---------
Ratios and Supplemental Data
Net Assets, End of Year
   (Thousands)                        $227,265        $57,171       $44,693       $35,131      $40,806          $     2
Ratio of Expenses to Average
   Net Assets**  (including
   Dividend Expense)                      1.29%          1.17%         1.30%         1.09%        0.99%            1.15%
Ratio of Expenses to Average
   Net Assets** (excluding
   Dividend Expense)                      1.05%          0.99%         0.99%         0.99%        0.99%            1.15%
Ratio of Expenses to Average
   Net Assets (excluding Waivers
   and Fees Paid Indirectly;
   including Dividend
   Expense)                               1.37%          1.70%         2.27%         1.94%        1.69%            1.39%
Ratio of Expenses to Average
   Net Assets (excluding Fees
   Paid Indirectly, including
   Dividend Expense)                      1.32%          1.41%         1.71%         1.46%        0.99%            1.15%
Ratio of Net Investment Income to
   Average Net Assets                     0.78%          0.75%         0.79%         0.91%        0.71%            0.33%
Portfolio Turnover Rate+                    81%           152%          241%          233%         216%              81%

  * Per share amounts for the year are calculated based on average outstanding shares.
 ** Includes expense offset for fees paid indirectly.
  + Returns and portfolio turnover rates are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Adviser during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1) On December 9, 2005, the Old Mutual Analytic Defensive Equity Fund (the "Fund") acquired substantially all of the assets and liabilities of the Analytic Defensive Equity Fund (the "Predecessor Fund"), a series of The Advisors' Inner Circle Fund. The operations of the Fund prior to the acquisition were those of the Predecessor Fund.
(2) Commenced operations on March 31, 2005. All Ratios for the period have been annualized.
(3) The Fund's Class Z is the successor class of the Predecessor Fund's Institutional Class; the Fund's Institutional Class is new.
(4) Commenced operations on December 9, 2005. All Ratios for the period have been annualized.
(5) Includes a return of capital of $(0.003).
(6) On June 24, 2002, Predecessor Fund acquired the assets of the UAM Analytic Defensive Equity Fund, a series of the UAM Funds, Inc. II. The operations of Predecessor Fund prior to acquisition were those of the UAM Analytic Defensive Equity Fund.
Amounts designated as "_" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
As of December 31, 2005


1.  ORGANIZATION
Old Mutual Advisor Funds (the "Trust"), a Delaware statutory trust effective May 26, 2004, is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The financial statements herein are those of the Old Mutual Analytic Defensive Equity Fund (the "Fund"), a series of the Trust. There are currently eight other active funds within the Trust. Those funds are covered by separate prospectuses and annual reports. Shareholders may purchase shares of the Fund through four separate classes, Class A, Class C, Class Z and Institutional Class shares. All classes have equal right as to earnings, assets and voting privileges, except that each class may have different distribution costs, dividends, registration costs and shareholder services costs and each class has exclusive voting rights with respect to its distribution plan. The Fund is classified as a diversified management investment company. The Fund's prospectus provides a description of the Fund's investment objective, policies and investment strategies.

The Fund is a successor to the Analytic Defensive Equity Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"). The Predecessor Fund and the Fund entered into an agreement and plan of reorganization dated as of October 13, 2005. Under the plan of reorganization, the Predecessor Fund transferred substantially all of its assets and liabilities to the Fund on December 9, 2005. Each shareholder received a number of shares of the Fund equal in dollar value to the Predecessor Fund as of December 9, 2005. The Fund has the same investment objective and substantially the same risks, policies, restrictions and limitations as the Predecessor Fund. The Fund has changed its year end from December 31 to July 31 beginning with fiscal year 2006.


2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Fund, including securities sold short that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) each day that the NYSE is open. Investment securities of the Fund that are quoted on a national market system are valued at the official closing price, provided by NASDAQ or if there is none, at the last sales price. The Fund uses pricing services to report the market value of securities in its portfolio; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available (of which there were none as of December 31, 2005), securities are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. The valuation is assigned to Fair Valued Securities for purposes of calculating a Fund's net asset value ("NAV"). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on foreign exchanges in the Western Hemisphere are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board believes accurately reflects fair value.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Fund's adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantatative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates its NAV.

OPTIONS AND FUTURES -- Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income for the Fund are declared and paid annually, if available. Dividends from net investment income for the Predecessor Fund were declared and paid quarterly. Distributions of net realized capital gains, for the Fund, are generally made to shareholders annually, if available.

FOREIGN WITHHOLDING TAXES -- The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts as hedges against specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded accordingly. The Fund realizes gains and losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Net Assets.

                                                        OLD MUTUAL ADVISOR FUNDS
                                      NOTES TO FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------
                                                         As of December 31, 2005

FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

    (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and

   (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Fund reports gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

FUTURES CONTRACTS -- The Fund may utilize futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Fund will deposit cash or securities for the initial margin with its custodian or a third party broker in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.

OPTIONS -- The Fund may write or purchase financial options contracts primarily to hedge against changes in security prices, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

SHORT SALES -- As consistent with the Fund's investment objectives, the Fund may engage in short sales that are "uncovered." Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

OTHER -- Class specific expenses, such as 12b-1, distribution and service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of the Fund are allocated to the respective class on the basis of the relative net assets each day.

The Fund has an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent expenses shown in the Statement of Operations are in total and do not reflect the expense reductions, if any.

The Fund imposes a 2% redemption/exchange fee on total redemption proceeds (after applicable deferred sales charges) of any shareholder redeeming shares (including redemption by exchange) of the Fund within 10 calendar days of their purchase. The Fund charges the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements. The redemption fee will be imposed to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, shares held by the investor for the longest period of time will be sold first. The Fund will retain the fee by crediting them the capital. For the year ended December 31, 2005, there were $15 of redemption fees collected by the Fund.


3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Old Mutual Capital, Inc. (the "Adviser") is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), which is a wholly owned subsidiary of Old Mutual plc., a London-Exchange listed international financial services firm. The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"), under which, the Adviser is paid a monthly fee that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund.
For its services to the Fund, the Adviser receives a management fee equal to 0.95% of the Fund's average daily net assets. In the interest of limiting expenses of the Fund, the Adviser has entered into a separate expense limitation agreement ("Expense Limitation Agreement") pursuant to which the Adviser has agreed, in writing, to waive or limit its fees and

OLD MUTUAL ADVISOR FUNDS

--------------------------------------------------------------------------------
As of December 31, 2005

to assume other expenses of the Fund (excluding dividend expense) to the extent necessary to limit the total annual expenses to a specified percentage of the Fund's average daily net assets through December 31, 2007. The expense limitations are as follows:

                                                            INSTITUTIONAL
        FUND                CLASS A    CLASS C    CLASS Z       CLASS
--------------------------------------------------------------------------------
Old Mutual Analytic
  Defensive Equity Fund      1.45%     2.20%       1.20%        1.15%

Reimbursement by the Fund of the advisory fees waived and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of the Fund to exceed the expense limitation. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $75 million; (ii) the Fund's total annual expense ratio is less than the expense limitation (excluding certain other expenses such as brokerage commissions and extraordinary expenses); and (iii) the payment of such reimbursement was approved by the Board on a quarterly basis. Moreover, in accordance with the terms of an agreement with the Adviser, whereby, to the extent that the Adviser reimburses advisory fees or absorbs operating expenses of the Fund, the Adviser may seek payment of such amounts within two fiscal years after the fiscal year in which fees were reimbursed or absorbed, the actual expenses charged to the Fund may exceed these limits. At December 31, 2005, pursuant to the above, the amount the Adviser may seek reimbursement of previously waived and reimbursed fees for the Fund was $64,303.

Prior to December 9, 2005, Analytic Investors, Inc. ("Analytic") served as investment adviser to the Predecessor Fund pursuant to an investment advisory agreement with The Advisors' Inner Circle Fund and was paid a management fee equal to 0.60% of the Fund's average daily net assets. For the period January 1, 2005, to December 9, 2005, Analytic was paid $1,249,352 by the Predecessor Fund for its services. Prior to December 9, 2005, Analytic limited its advisory fees to limit the total annual fund operating expenses (excluding dividend expense) to 1.60%, 2.35% and 1.35% for the Class A, Class C and Institutional Class shares, respectively, of the Predecessor Fund. Prior to April 1, 2005, Analytic limited its advisory fees to limit the total annual operating expenses (excluding dividend expense) to 0.99% for Institutional Class shares of the Predecessor Fund. (The Fund's Class Z is the successor class of the Predecessor Fund's Institutional Class; the Fund's Institutional Class is new.)

The Trust, on behalf of the Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Analytic. For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Analytic is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Fund, which is computed and paid monthly at an annual rate equal 0.70% of the Fund's daily net assets. Analytic is an affiliate of OMUSH.

The Trust and Old Mutual Fund Services (the "Administrator"), an indirect, wholly owned subsidiary of Old Mutual plc., entered into the Administrative Services Agreement (the "Administrative Agreement"), pursuant to which the Administrator oversees the administration of the Trust's business and affairs, including certain regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. Under the Administrative Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly at an annual rate of 0.123% of the average daily net assets of each series fund of the Trust, including the Fund. The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The Administrator and SEI Investments Global Funds Services (the "Sub-Administrator") entered into a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement"), pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation ("SEI Investments"), which is a wholly-owned subsidiary of SEI Investments Company, owns all beneficial interest in the Sub-Administrator. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate calculated as follows: the greater sum (higher value) which results from making the following calculations (A) a fee based on the average daily net assets of the Trust, Old Mutual Advisor Funds II and Old Mutual Insurance Series Fund of: (i) 0.0165% of the first $10 billion, plus (ii) 0.0125% of the next $10 billion, plus (iii) 0.010% of the excess over $20 billion and (B) a fee based on the aggregate number of funds of the Trust, Old Mutual Advisor Funds II and Old Mutual Advisor Insurance Series Fund calculated at the sum of between $50,000 and $60,000 per fund, depending on the total number of funds. The Sub-Administrative Agreement provides that the Sub-Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Sub-Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Sub-Administrative Agreement will continue in effect until August 31, 2006, subject to certain termination provisions. After this initial term, the Agreement will renew each year unless terminated by either party upon not less than 90 days' prior written notice to the other party.

From January 1, 2005 through December 9, 2005, the Sub-Administrator was the administrator (the "Predecessor Administrator") and provided administrative services to The Advisors' Inner Circle Fund (the "Predecessor Trust") under an Administration Agreement (the "Former Administration Agreement"). Pursuant to the Former Administration Agreement, the Predecessor Trust paid the Predecessor Administrator an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Predecessor Trust's average daily net assets. From the time period January 1, 2005 through December 9, 2005, the Predecessor Administrator was paid $321,863 by the Predecessor Fund.

Old Mutual Investment Partners (the "Distributor"), an indirect, wholly owned subsidiary of OMUSH, and the Trust are parties to a distribution agreement (the "Distribution Agreement"), pursuant to which the Distributor serves as principal underwriter for the Trust's shares. The Distributor receives no compensation for serving in such capacity, except as provided in separate Distribution Plans and Service Plans.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not "interested persons" (as defined in the 1940 Act) and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

Prior to December 9, 2005, SEI Investments Distribution Co. served as distributor of the Predecessor Fund and received $189,943 compensation for serving in such a capacity.

                                                        OLD MUTUAL ADVISOR FUNDS

--------------------------------------------------------------------------------
                                                         As of December 31, 2005

The Trust has adopted a Distribution Plan for each of Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act to enable the Class A and Class C shares of the Fund to directly and indirectly bear certain expenses relating to the distribution of such shares. The Trust has also adopted a Service Plan to enable the Class A and Class C shares of the Fund to directly and indirectly bear certain expenses relating to the shareholder servicing and/or personal account maintenance of the holders of such shares. Each Distribution Plan and Service Plan is a compensation plan, which means that they compensate the Distributor, third-party broker-dealer or financial intermediary regardless of the expenses actually incurred by such persons.

Pursuant to the Distribution Plan for Class A and Class C shares, the Fund will pay to the Distributor a monthly fee at an annual aggregate rate not to exceed
(i) 0.25% of the average net asset value of the Class A shares of the Fund and
(ii) 0.75% of the average net asset value of the Class C shares of the Fund, as determined at the close of each business day during the month, which is to compensate the Distributor for services provided and expenses incurred by it in connection with the offering and sale of Class A or Class C shares, which may include, without limitation, the payment by the Distributor to investment dealers of commissions on the sale of Class A or Class C shares, as set forth in the then current prospectus or statement of additional information with respect to Class A and Class C shares and interest and other financing costs.

The amount of such payments shall be determined by the Fund's disinterested Trustees from time to time. Currently, Class A shares are not authorized to pay distribution fees and Class C shares are authorized to pay the maximum amount of distributor fees.

Pursuant to the Service Plan for Class A and Class C shares, the Fund will pay to the Distributor or other third-party financial intermediaries a fee at an annual aggregate rate not to exceed 0.25% of the average net asset value of Class A and Class C shares, which is for maintaining or improving services provided to shareholders by the Distributor and investment dealers, financial institutions and 401(k) plan service providers. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time.

Currently, both Class A and Class C shares are authorized to pay the maximum amount of service fees.

The Distributor will prepare and deliver written reports to the Board on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution Plans and the Service Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator, Adviser or Sub-Adviser may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an "interested person" (as defined in the 1940 Act) of the Trust had a direct or indirect financial interest in the operation of the Distribution or Service Plans or any related agreement.

For the period from December 9, 2005 to December 31, 2005 the Distributor received the following distribution fees:
                                                     DISTRIBUTION
                                  SERVICE FEES           FEES
                              --------------------     --------
                              CLASS A      CLASS C      CLASS C
                              ------       -------      -------
Old Mutual Analytic
  Defensive Equity Fund       $17,785      $11,870      $35,610

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund.

Union Bank of California, N.A. serves as custodian for the Fund.

The Fund has entered into a shareholder servicing agreement with Old Mutual Fund Services to provide shareholder support and other shareholder account-related services. Old Mutual Fund Services has, in turn, contracted with Old Mutual Shareholder Services, Inc. ("OMSS"), its wholly owned subsidiary, to assist in the provision of those services. OMSS received no fees directly from the Fund. The shareholder service fees are reviewed periodically and approved annually by the Board.

Prior to December 9, 2005, the Predecessor Fund was able to direct certain fund trades to brokers who paid a portion of the Predecessor Fund's expenses. Under this arrangement, the Predecessor Fund had expenses reduced by $67,511, which was used to pay administration expenses. The effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the year ended December 31, 2005 was 0.03%.

Officers and trustees of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.


4.  INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of Old Mutual Advisor Funds, Old Mutual Advisor Funds II and Old Mutual Insurance Series Fund (together, the "Trusts"), on behalf of each series portfolio of the Trusts (the "Funds"), each of the Funds may lend an amount up to its prospectus-defined limitations to other Funds. All such lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission ("SEC") on August 12, 2003 to the Trusts.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points). None of the Funds may borrow more than 10% of its assets.

The Fund had no outstanding borrowings or loans related to interfund lending at any time during the period from December 9, 2005 to December 31, 2005. Prior to December 9, 2005, the Predecessor Fund did not participate in interfund lending.


5.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold and matured, other than short-term investments and securities sold short, for the Fund, for the year ended December 31, 2005 were as follows:

                                                             SALES AND
                                    PURCHASES (000)       MATURITIES (000)
                                    ---------------       ----------------
Old Mutual Analytic Defensive
  Equity Fund                          $598,386               $200,808


Transactions in option contracts written in the Fund for the year ended December 31, 2005 were as follows:

                                            NUMBER OF
                                            CONTRACTS        PREMIUMS
                                           -----------      ----------
Outstanding at December 31, 2004                 300        $  761,600
Options written                               39,850        50,778,040
Options terminated in closing purchasing
  transactions                               (33,375)      (41,604,380)
Options expired                               (1,600)       (1,430,702)
                                            --------       -----------
Outstanding at December 31, 2005               5,175       $ 8,504,558
                                            ========       ===========

OLD MUTUAL ADVISOR FUNDS

NOTES TO FINANCIAL STATEMENTS -- Concluded
--------------------------------------------------------------------------------
As of December 31, 2005



6.  FOREIGN HOLDINGS RISK

The Fund may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

7.  FEDERAL TAX INFORMATION

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain or undistributed net investment income, as appropriate, in the period that the differences arise.

Permanent differences as of December 31, 2005, resulted in reclassification of $1,928 to undistributed net investment income and $(1,928) to accumulated net realized gain (loss). These differences were primarily attributable to the reclassification of short sale dividend expenses and foreign exchange gain
(loss), and had no effect on net assets or NAV.



The tax character of dividends and distributions declared during the last two years were as follows:

                                                                                               LONG
                                                                                               TERM
                                                                               ORDINARY       CAPITAL
                                                                                INCOME         GAINS         TOTAL
                                                                                 (000)         (000)         (000)
                                                                                ------        -------         ----
Old Mutual Analytic Defensive Equity Fund
            2005                                                                $16,715       $3,195        $19,910
            2004                                                                    780        1,583          2,363

As of December 31, 2005, the components of Distributable Earnings were as follows:


                                                                                        POST
                                           UNDISTRIBUTED                    POST       OCTOBER       OTHER
                                             ORDINARY       UNREALIZED     OCTOBER    CURRENCY     TEMPORARY
                                              INCOME      APPRECIATION     LOSSES      LOSSES     DIFFERENCES    TOTAL
                                               (000)          (000)         (000)       (000)        (000)       (000)
                                            ----------    ------------     -------    --------    -----------     ----
Old Mutual Analytic Defensive Equity Fund       $61         $24,705        $(8,614)   $(4,784)     $(3,785)     $7,583

The Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities (excluding securities sold short and written option contracts) held by the Fund at December 31, 2005 were as follows:

                                                                                                                   NET
                                                                    FEDERAL      UNREALIZED     UNREALIZED      UNREALIZED
                                                                    TAX COST    APPRECIATION   DEPRECIATION    APPRECIATION
                                                                     (000)         (000)          (000)            (000)
                                                                    -------     -----------    ------------    -------------
Old Mutual Analytic Defensive Equity Fund                           $499,095      $27,444       $(5,939)         $21,505

                                                        OLD MUTUAL ADVISOR FUNDS

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Shareholders of the Old Mutual Analytic Defensive Equity Fund:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Old Mutual Analytic Defensive Equity Fund (the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

March 1, 2006

OLD MUTUAL ADVISOR FUNDS

NOTICE TO SHAREHOLDERS  (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have a December 31, 2005 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2005 tax year end, please consult your tax advisor as to the pertinance of this notice. For the fiscal year ended December 31, 2005, the Fund is designating the following items with regard to distributions paid during the year.

                                                                   QUALIFYING
                                         NET                      FOR CORPORATE                                           QUALIFYING
    LONG TERM        SHORT TERM      INVESTMENT                     DIVIDENDS     QUALIFYING      U.S.      QUALIFYING    SHORT TERM
   CAPITAL GAIN     CAPITAL GAIN       INCOME         TOTAL         RECEIVED       DIVIDEND    GOVERNMENT     INTEREST     CAPITAL
  DISTRIBUTIONS     DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS  DEDUCTION (1)  INCOME (2)   INTEREST(3)   INCOME (4)    GAIN (5)
  -------------     -------------   -------------   -------------  ------------   ----------   ----------   ----------    ----------
     16.05%            39.52%          44.43%         100.00%        28.49%        27.79%        2.82%         11.07%      100.00%


(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND ARE REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(5) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

                                                        OLD MUTUAL ADVISOR FUNDS

--------------------------------------------------------------------------------

PROXY VOTING (UNAUDITED)

A description of the guidelines that the Trust's or the Fund's investment adviser/sub-adviser use to vote proxies relating to portfolio securities is available by request by calling toll-free 1.888.774.5050, at www.oldmutualcapital.com or on the SEC's website at www.sec.gov.

Information about how the Fund voted proxies relating to portfolio securities during the most recent 12-months ended June 30 is available at www.oldmutualcapital.com or on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS (UNAUDITED)

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Trust's Forms N-Q are available at www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

OLD MUTUAL ADVISOR FUNDS

FUND EXPENSES EXAMPLE (UNAUDITED)


EXAMPLE
As a shareholder of the Fund you may pay two types of fees: transaction fees and fund-related fees. The Fund may charge transaction fees, including sales charges (loads) on purchase payments; redemption fees; and exchange fees. The Fund also incurs various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2005.

ACTUAL EXPENSES
The first line for each share class in the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $10.00 fee charged to IRA accounts, or the $10.00 fee charged for wire redemptions. The Example also does not include portfolio trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled "Expenses Paid During Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line for each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                          ANNUALIZED           EXPENSES
                                                     BEGINNING           ENDING             EXPENSE              PAID
                                                      ACCOUNT           ACCOUNT             RATIOS              DURING
                                                       VALUE             VALUE            FOR THE SIX         SIX MONTH
                                                       7/1/05           12/31/05         MONTH PERIOD          PERIOD*

---------------------------------------------------------------------------------------------------------------------------
Old  Mutual Analytic Defensive Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------------------
  Actual Fund Return                                  $1,000.00        $1,035.00              1.44%              $7.39
  Hypothetical 5% Return                               1,000.00         1,017.95              1.44                7.32

---------------------------------------------------------------------------------------------------------------------------
Old Mutual Analytic Defensive Equity Fund - Class C
---------------------------------------------------------------------------------------------------------------------------

  Actual Fund Return                                   1,000.00         1,030.70              2.15               11.00
  Hypothetical 5% Return                               1,000.00         1,014.37              2.15               10.92

---------------------------------------------------------------------------------------------------------------------------
Old Mutual Analytic Defensive Equity Fund - Class Z
---------------------------------------------------------------------------------------------------------------------------

  Actual Fund Return                                   1,000.00         1,035.00              1.06                5.44
  Hypothetical 5% Return                               1,000.00         1,019.86              1.06                5.40

---------------------------------------------------------------------------------------------------------------------------
Old Mutual Analytic Defensive Equity Fund - Institutional Class**
---------------------------------------------------------------------------------------------------------------------------

  Actual Fund Return                                   1,000.00           994.70              1.15                0.63
  Hypothetical 5% Return                               1,000.00         1,002.11              1.15                0.63

  *Expenses are equal to the Fund's annualized expense ratio (excluding Dividend
   Expense and including Waivers and Fees Paid Indirectly) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
 **Class commenced operations on December 9, 2005. Expenses are equal to the class annualized expense ratio multiplied by the average accounts value over the period, multiplied by 23/365.

                                                        OLD MUTUAL ADVISOR FUNDS

                         ACTIVITIES AND COMPOSITION OF THE BOARD OF TRUSTEES AND
                                               OFFICERS OF THE TRUST (UNAUDITED)
--------------------------------------------------------------------------------
                                                         As of December 31, 2005

 The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The address for each of the Trustees and executive officers of the Trust is 4643 South Ulster Street, 6th Floor, Denver, CO 80237. Additional Information about the Fund's Trustees and Officers is available in the Trust's Statement of Additional Information ("SAI") which can be obtained without charge by calling 1-888-744-5050 or by visiting www.oldmutualcapital.com.

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                            FUNDS IN
                                           TERM OF                                        THE OLD MUTUAL
                                         OFFICE* AND                                       FUND COMPLEX
                      POSITION(S) HELD    LENGTH OF       PRINCIPAL OCCUPATION(S)          OVERSEEN           OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST    TIME SERVED      DURING PAST FIVE YEARS          BY TRUSTEE            HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson       Trustee         Trustee       Chief Financial Officer,             35            The Triumph Group, Inc.,
(Age: 61)                                since 2004     Triumph Group, Inc.                                Old Mutual Insurance
                                                        The (manufacturing).                               Series Fund, Old Mutual
                                                                                                           Advisor Funds II, ING
                                                                                                           Clarion Real Estate
                                                                                                           Income Fund, and ING
                                                                                                           Clarion Global Real
                                                                                                           Estate Income Fund.
------------------------------------------------------------------------------------------------------------------------------------
Walter W. Driver, Jr.**   Trustee          Trustee      Chairman, King & Spalding             9            Total Systems
(Age: 60)                                since 2005     LLP (law firm).                                    Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hamje           Trustee          Trustee      Retired. President and Chief          9            TS&W/Claymore
(Age: 63)                                since 2004     Investment Officer, TRW                            Tax-Advantaged
                                                        Investment Management                              Balanced Fund and
                                                        Company (investment management),                   Old Mutual/ Claymore
                                                        1984-2003.                                         Long-Short Fund.
------------------------------------------------------------------------------------------------------------------------------------
Jarrett B. Kling          Trustee          Trustee      Managing Director, ING Clarion        9            Hirtle Callaghan Trust,
(Age: 62)                                since 2004     Real Estate Securities                             ING Clarion Real Estate
                                                        (investment adviser).                              Income Fund, ING Clarion
                                                                                                           Global Real Estate Income
                                                                                                           Fund, and ING Clarion.
------------------------------------------------------------------------------------------------------------------------------------
L. Kent Moore               Chairman       Trustee      Partner, WillSource Enterprise,       9            TS&W/Claymore
(Age: 49)                 of the Board   since 2004     LLC (oil and gas exploration                       Tax-Advantaged
                          and Trustee                   and production), 2005-present.                     Balanced Fund and
                                                        Managing Director, High Sierra                     Old Mutual/ Claymore
                                                        Energy, LP (holding company of                     Long Short Fund.
                                                        natural resource related businesses),
                                                        2004-2005. Portfolio Manager,
                                                        Janus Capital (money management),
                                                        2000- 2002.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
David J. Bullock***           Trustee,      Trustee,    Director, President, and Chief        9            Old Mutual Capital, Inc.,
(Age: 50)                    President,    President,   Executive Officer, Old Mutual                      Old Mutual Investment
                             and Chief     and Chief    Capital, Inc., since 2004.                         Partners, Old Mutual Fund
                             Executive     Executive    Trustee and Chief Executive                        Services, and Old Mutual
                              Officer       Officer     Officer, Old Mutual Investment                     Shareholder Services,
                                          since 2004    Partners; Trustee, Old Mutual                      Inc.
                                                        Fund Services; and Director, Old
                                                        Mutual Shareholder Services, Inc.,
                                                        since 2003. President, Old Mutual
                                                        Insurance Series Fund, since 2003.
                                                        Chief Executive Officer, President,
                                                        and Director, Liberty Ridge Capital,
                                                        Inc., 2003-October 2005. Chief
                                                        Operating Officer, Liberty Ridge
                                                        Capital, Inc., July 2003-March 2004.
                                                        President and Chief Executive
                                                        Officer, Transamerica Capital,
                                                        Inc., 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------

  * Trustee of the Trust until such time as his or her successor is duly elected and appointed.
 ** Mr. Driver commenced service as a Trustee in May 2005. Effective January 20,
    2006, he resigned as a Trustee. Effective January 23, 2006, the Board appointed Mr. Driver an Advisory Trustee of the Trust, with no voting rights.
*** Mr. Bullock is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a Director of the Advisor.

OLD MUTUAL ADVISOR FUNDS

ACTIVITIES AND COMPOSITION OF THE BOARD OF TRUSTEES AND
OFFICERS OF THE TRUST (UNAUDITED)
--------------------------------------------------------------------------------
As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                                              TERM OF
                                            OFFICE* AND
                      POSITION(S) HELD       LENGTH OF
NAME AND AGE           WITH THE TRUST       TIME SERVED                    PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Black            Treasurer,          Since 2004    Chief Financial Officer, Chief Administrative Officer, Executive
(Age: 45)             Chief Financial                      Vice President, and Treasurer, Old Mutual Capital, Inc., since
                       Officer, and                        July 2004. Chief Financial Officer and Chief Administrative
                       Controller                          Officer, Old Mutual Investment Partners, since 2004. Senior
                                                           Vice President and Chief Financial Officer, Transamerica Capital,
                                                           Inc., April 2000-June 2004.
------------------------------------------------------------------------------------------------------------------------------------
Andra C. Ozols        Vice President        Since 2005     Executive Vice President, Secretary, and General Counsel,
(Age: 44)             and Secretary                        Old Mutual Capital, Inc., since July 2005. Executive Vice President
                                                           (2004 to May 2005), General Counsel and Secretary (2002 to May 2005 and
                                                           January 1998 to October 1998), and Vice President (2002 to 2004), ICON
                                                           Advisors, Inc. Director of ICON Management & Research Corporation
                                                           (2003 to May 2005). Executive Vice President (2004 to May 2005),
                                                           General Counsel and Secretary (2002 to May 2005) and Vice President
                                                           (2002 to 2004) of ICON Distributors, Inc. Executive Vice President and
                                                           Secretary of ICON Insurance Agency, Inc. (2004 to May 2005). Vice
                                                           President (1999 to 2002) and Assistant General Counsel (1998 to 2002),
                                                           Founders Asset Management LLC.
------------------------------------------------------------------------------------------------------------------------------------
James F. Lummanick      Vice President      Since 2005     Senior Vice President and Chief Compliance Officer, Old Mutual Capital,
(Age: 58)                 and Chief                        Inc., Old Mutual Investment Partners, Old Mutual Fund Services, Inc., and
                      Compliance Officer                   Old Mutual Shareholder Services, Inc., since 2005. Chief Compliance
                                                           Officer, Old Mutual Advisor Funds II and Old Mutual Insurance Series
                                                           Fund, since 2005. Senior Vice President and Director of Compliance,
                                                           Calamos Advisors LLC, 2004-2005. Vice President and Chief Compliance
                                                           Officer, Invesco Funds Group, Inc. 1996-2004.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth R. Naes       Assistant             Since 2005     Vice President, Old Mutual Fund Services, since August 2004. Senior Vice
(Age: 40)             Treasurer                            President, Product Development, Transamerica Capital, Inc./AEGON USA,
                                                           April 1992-May 2004.
------------------------------------------------------------------------------------------------------------------------------------
Karen S. Proc         Assistant             Since 2005     Associate General Counsel, Old Mutual Capital, Inc., since October 2005.
(Age: 36)             Secretary                            Associate General Counsel, Founders Asset Management LLC, 2002-2005.
                                                           Associate Attorney, Myer, Swanson, Adams & Wolf, P.C., 1998-2002.
------------------------------------------------------------------------------------------------------------------------------------

* Officer of the Trust until such time as his or her successor is duly elected and qualified.

--------------------------------------------------------------------------------
                                                        OLD MUTUAL ADVISOR FUNDS

      CONSIDERATIONS OF THE BOARD IN APPROVING THE INVESTMENT ADVISORY AGREEMENT
                                      AND THE SUB-ADVISORY AGREEMENT (UNAUDITED)

The Board approved the Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the "Agreements") for the Fund on May 11, 2005. In determining whether it was appropriate to approve the Agreements, the Board requested information, provided by the Adviser and Sub-Adviser, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by the independent legal counsel with respect to its deliberations. In considering the fairness and reasonableness of the agreements, the Board reviewed numerous factors, with respect to the Fund separately, including the following:

   o the nature of the services to be provided under the Agreements;

   o the requirements of the Fund for the services provided by the Adviser and Sub-Adviser;

   o the quality of the services expected to be provided;

   o fees payable for the services;

   o projected total expenses of the Fund;

   o the commitment of the Adviser to cap certain Fund expenses through the contractual deferral of advisory fees and/or reimbursement of expenses, and the fact that the Adviser may seek payment of such deferred fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were deferred or expenses were absorbed;

   o the expected profitability of the Adviser and Sub-Adviser with respect to their relationships with the Fund;

   o soft-dollar and other service benefits received by the Adviser, including sources of revenue to affiliates of the Adviser from the Fund through administration fees and website services fees;

   o the economies of scale available to the Administrator through the Sub-Administrator;

   o capabilities and financial condition of the Adviser and Sub-Adviser; and

   o current economic and industry trends.

Current management fees were reviewed in the context of the Adviser's anticipated profitability. In addition, the Board reviewed an analysis prepared by the Adviser in consultation with an independent third party, comparing the Fund's expected expense ratio and advisory fee with comparable mutual funds.

In particular, the Board compared the Fund's annual advisory fee (0.95%) to fees charged to a customized peer group (selected with the consultation of Financial Research Corporation, an independent consultant) of several mutual funds and considered the fact that the fee was higher than some of those charged to several funds in each peer group.

The Board reviewed the total expenses (after waiver or reimbursement and before 12b-1 distribution and/or service fees) of 1.55%, 2.30% and 1.30% for Class A, Class C and Institutional Class shares of the Fund, respectively. The Board considered the fact that the total expenses of 1.30% of the Fund's Institutional Class shares (which do not pay 12b-1 distribution or service fees) were lower than 102 funds in the peer group and higher than 561 funds in the peer group. Subsequently, the Institutional Class of the Fund was renamed Class Z. (Thereafter, the Adviser lowered the expense caps to 1.45%, 2.20% and 1.20% for Class A, Class C and Class Z shares, respectively.)

The Trustees relied upon the Adviser's representation, based upon advice of an independent consultant, that the peer group discussed above was fair, reasonable, and a balanced presentation of a comparable peer group for the Fund. The Board also reviewed a similar comparison with a broader universe of comparable funds.

The Board reviewed additional information provided by the Adviser and Sub-Adviser. Following extended discussions concerning this information, the Board determined that the Agreements were consistent with the best interests of the Fund and its shareholders. The Board, including all of the Trustees who were not "interested persons" of the Fund, voting separately, unanimously approved the Agreements on the basis of the foregoing review and discussions. The Board concluded, among other things:

   o the level of fees to be charged to the Fund was comparable to the fees charged by other investment advisers and other investment sub-advisers to other funds with similar investment strategies and therefore reasonable, considering the additional services to be provided by the Adviser and Sub-Adviser;

   o the fact that the Adviser was willing voluntarily to defer its fees and reimburse expenses to reduce Fund expenses indicated a high level of commitment on the part of the Adviser;

   o the Adviser and Sub-Adviser were experienced and possessed significant experience in managing particular asset classes;

   o the Adviser and Sub-Adviser demonstrated its commitment to providing sufficient resources regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience; and

   o the Adviser and Sub-Adviser appeared to have overall high quality in terms of its personnel, operations, financial condition, investment management capabilities, methodologies and performance.

                     This page is intentionally left blank.

OLD MUTUAL ADVISOR FUNDS

For More Information about the Old Mutual Advisor Funds, contact us:

By Telephone
Shareholder Services 888.744.5050
Investment Professionals 888.772.2888

By Mail
Old Mutual Advisor Funds
P.O. Box 219398
Kansas City, MO 64121-7250

In Person
Old Mutual Advisor Funds
4643 South Ulster Street, 6th Floor
Denver, CO 80237

On the Internet
www.oldmutualcapital.com

This annual report is intended for the information of Old Mutual Advisor Funds shareholders, but may be used by prospective investors when preceded or accompanied by a current prospectus. The Fund described in this report is part of the Old Mutual Advisor Funds. Investors should carefully consider the investment objectives, risks, share classes, charges and expenses before investing. Please call toll-free 1.888.744.5050 for a free prospectus that contains this and other important information. Please read the prospectus carefully before investing.






Old Mutual Investment Partners, NASD Member Firm, distributor.

D-06-067 02/2006

Item 2.    Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer, which can be found at www.oldmutualcapital.com.

(c) During the period covered by this report, no amendments have been made to a provision of the code of ethics that applies to the registrant's principal executive officer or principal financial officer, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR.

(d) During the period covered by this report, the registrant has not granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer or principal financial officer that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

(f)(1) A copy of the code of ethics is filed as an exhibit to this report, pursuant to Item 12(a)(1) of Form N-CSR.

Item 3.    Audit Committee Financial Expert.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one "audit committee financial expert" serving on its audit committee, as that term is defined in paragraph (b) of Item 3 of Form N-CSR.

(a)(2) The audit committee financial expert is John R. Bartholdson who is "independent" as defined in Form N-CSR Item 3(a)(2).

Item 4.     Principal Accountant Fees and Services.

For each of the last two fiscal years, the aggregate fees for which PricewaterhouseCoopers LLP (PwC) billed the registrant for services rendered to the registrant were as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to       services to       and services to   services to       services to       and services to
                   the               service           service           the               service           service
                   registrant        affiliates that   affiliates that   registrant        affiliates that   affiliates that
                   that were         were              did not require   that were         were              did not require
                   pre-approved      pre-approved      pre-approval      pre-approved      pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit
        Fees(1)(2) 40,000            N/A                N/A               N/A               15,683           N/A
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-
        Related
        Fees       N/A               N/A               N/A               N/A               N/A               N/A
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees   N/A               N/A               N/A                                 N/A               N/A
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All
        Other
        Fees       N/A               N/A                N/A               N/A               N/A              N/A
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
(1) Audit fees include amounts related to the audit of the Fund's annual financial statements and services normally provided by PwC in connection with statutory and regulatory filings.
(2) Of the total fees paid, $36,667 were paid by Analytic Defensive Equity Fund, a series of the Advisors' Inner Circle Fund
         ("AIC Analytic Fund"), which was aquired by the Old Mutual Analytic Defensive Equity Fund on December 9, 2005. For 2004, all fees were paid by AIC Analytic.
(3) Non-audit fees include amounts related to advisory services provided for an analysis of expense classifications for the registrant and advisory services provided for benchmarking and best practice study results for Mutual Fund operations. [mark where this note applies]
(4) Includes fees for: examination of the design of SEI's Anti Money Laundering Program framework; 404 Readiness Assistance for SEI; and procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for the SEI Funds. [mark where this note applies]

(e)(1) To the extent required by Section 10A of the Securities Exchange Act of 1934, the registrant's Audit Committee shall consider for preapproval all permissible non-audit services that are proposed to be provided to the registrant by its independent auditors and shall have preapproved any such permissible non-audit services before they are provided to the registrant. Such preapproval may be granted by one or more members of the Audit Committee, so long as any such member's decision to preapprove is presented to the full Audit Committee, solely for information purposes, at its next scheduled meeting (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2005             2004
                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                0%                 0%

                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                Tax Fees                          0%                 0%
                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                All Other Fees                    0%                 0%

                ---------------------------- ----------------- ----------------


(f)      Not Applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(h) The registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to service affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule I is included under Item 1 of this report on Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.


Item 11.   Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, the registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effectively designed to ensure that information required to be disclosed by the registrant in the report is recorded, processed, summarized, and reported within required time periods, and to ensure that information required to be disclosed in the report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Old Mutual Advisor Funds

/s/ David J. Bullock
-------------------------------
David J. Bullock, President and
Principal Executive Officer

Date March 10, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ David J. Bullock
-------------------------------
David J. Bullock, President and
Principal Executive Officer

Date March 10, 2006


/s/ Mark E. Black
-------------------------------
Mark E. Black, Treasurer and
Principal Financial Officer

Date March 10, 2006